SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
	Currency	Shares	Value
COMMON STOCKS (93.1%)
Brazil (6.8%)
Ambev SA, ADR	USD	18,800,000	$59,596,000
Itau Unibanco Holding SA, ADR	USD	11,200,000	64,624,000
Odontoprev SA	BRL	8,000,000	20,045,121

Total Brazil			144,265,121

China / Hong Kong (20.7%)
China Foods, Ltd.	HKD	90,314,000	29,237,045
China Literature, Ltd.(a)	HKD	8,200,000	76,096,244
First Pacific Co., Ltd.	HKD	92,000,000	30,662,128
Greatview Aseptic Packaging Co., Ltd.	HKD	35,000,000	14,862,665
Jardine Matheson Holdings, Ltd.	USD	657,700	39,130,311
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	4,599,917	38,868,107
Pacific Basin Shipping, Ltd.	HKD	120,000,000	53,487,419
Pico Far East Holdings, Ltd.	HKD	53,796,000	8,997,894
Ping An Insurance Group Co. of China, Ltd.	HKD	3,750,000	32,815,667
Shangri-La Asia, Ltd.(a)	HKD	41,000,000	36,425,837
Shenzhou International Group Holdings, Ltd.	HKD	900,000	19,973,953
WH Group, Ltd.	HKD	42,200,000	34,965,552
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	19,419,270

Total China / Hong Kong			434,942,092

Czech Republic (3.8%)
Avast PLC	GBP	5,500,000	44,323,546
Moneta Money Bank AS(a)	CZK	9,062,815	36,843,368

Total Czech Republic			81,166,914

Hungary (3.8%)
Richter Gedeon Nyrt	HUF	2,894,954	79,425,079

Total Hungary			79,425,079

India (1.4%)
Infosys, Ltd., Sponsored ADR	USD	1,300,000	28,756,000

Total India			28,756,000

Japan (4.3%)
Rohm Co., Ltd.	JPY	925,000	90,241,220

Total Japan			90,241,220

Mexico (3.8%)
Bolsa Mexicana de Valores SAB de CV	MXN	11,000,000	22,567,787

	Currency	Shares	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV, ADR	USD	1,000,000	$56,570,000

Total Mexico			79,137,787

Qatar (1.5%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	31,312,771

Total Qatar			31,312,771

Singapore (5.8%)
Venture Corp., Ltd.	SGD	5,760,600	80,803,100
Wilmar International, Ltd.	SGD	12,800,000	40,992,705

Total Singapore			121,795,805

South Africa (3.8%)
Sanlam, Ltd.	ZAR	20,500,000	80,985,581

Total South Africa			80,985,581

South Korea (24.9%)
Coway Co., Ltd.	KRW	1,050,000	78,205,929
Hyundai Mobis Co., Ltd.	KRW	425,000	98,742,420
Innocean Worldwide, Inc.	KRW	540,000	28,832,230
Koh Young Technology, Inc.	KRW	670,000	14,251,344
NAVER Corp.	KRW	75,000	28,267,627
Orion Corp.	KRW	535,000	54,686,205
Samsung Biologics Co., Ltd.(a)	KRW	86,500	66,922,349
Samsung C&T Corp.	KRW	539,500	66,458,625
Samsung SDI Co., Ltd.	KRW	126,000	81,337,943
Sindoh Co., Ltd.(a)	KRW	270,000	7,507,951

Total South Korea			525,212,623

Taiwan (5.1%)
Accton Technology Corp.	TWD	5,750,000	67,313,634
Bizlink Holding, Inc.	TWD	4,325,000	39,930,648

Total Taiwan			107,244,282

Thailand (1.3%)
Bangkok Dusit Medical Services PCL, Class F	THB	40,000,000	27,398,068

Total Thailand			27,398,068

United Arab Emirates (1.7%)
National Central Cooling Co. PJSC	AED	47,022,222	35,332,435

Total United Arab Emirates			35,332,435

	Currency	Shares	Value
United Kingdom (2.5%)
Mondi PLC	GBP	1,900,000	$52,675,462

Total United Kingdom			52,675,462

Vietnam (1.9%)
PetroVietnam Gas JSC	VND	10,250,000	40,102,593

Total Vietnam			40,102,593

TOTAL COMMON STOCKS
(Cost $1,705,887,165)			1,959,993,833

PREFERRED STOCKS (4.6%)
South Korea (4.6%)
Samsung C&T Corp.	KRW	61,245	7,227,581
Samsung Electronics Co., Ltd.	KRW	1,420,000	89,141,776

Total South Korea			96,369,357

TOTAL PREFERRED STOCKS
(Cost $50,897,664)			96,369,357

TOTAL INVESTMENTS
(Cost $1,756,784,829) (97.7%)			$2,056,363,190

Cash and Other Assets, Less Liabilities (2.3%)			48,360,044
NET ASSETS (100.0%)			$2,104,723,234

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition
Electronic Equipment, Instruments & Components	7.7%
Beverages	6.9%
Food Products	6.2%
Pharmaceuticals	5.6%
Industrial Conglomerates	5.4%
Insurance	5.4%
Media	5.4%
Semiconductors & Semiconductor Equipment	5.0%
Banks	4.8%
Auto Components	4.7%
Technology Hardware, Storage & Peripherals	4.6%
Household Durables	3.7%
Communications Equipment	3.2%
Life Sciences Tools & Services	3.2%
Marine	2.5%
Paper & Forest Products	2.5%
Health Care Providers & Services	2.3%
Software	2.1%
Electrical Equipment	1.9%
Gas Utilities	1.9%
Building Products	1.7%
Hotels, Restaurants & Leisure	1.7%
Diversified Financial Services	1.5%
Oil, Gas & Consumable Fuels	1.5%
IT Services	1.4%
Interactive Media & Services	1.3%
Capital Markets	1.1%
Other Industries (each less than 1%)	2.5%
Cash and Other Assets, Less Liabilities	2.3%
Total	100%

See accompanying Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
	Currency	Shares	Value
COMMON STOCKS (93.9%)
Brazil (8.0%)
Ambev SA, ADR	USD	435,000	$1,378,950
Itau Unibanco Holding SA, ADR	USD	259,000	1,494,430

Total Brazil			2,873,380

China / Hong Kong (34.7%)
China Foods, Ltd.	HKD	3,391,000	1,097,757
China Yangtze Power Co., Ltd., Class A	CNY	301,990	889,414
First Pacific Co., Ltd.	HKD	5,190,000	1,729,744
Giordano International, Ltd.	HKD	5,200,000	1,011,578
Greatview Aseptic Packaging Co., Ltd.	HKD	2,000,000	849,295
Jardine Matheson Holdings, Ltd.	USD	12,100	719,898
Melco International Development, Ltd.(a)	HKD	549,000	876,729
Pacific Basin Shipping, Ltd.	HKD	4,100,000	1,827,487
Pico Far East Holdings, Ltd.	HKD	5,538,000	926,283
Shangri-La Asia, Ltd.(a)	HKD	1,520,000	1,350,421
WH Group, Ltd.	HKD	1,508,000	1,249,480

Total China / Hong Kong			12,528,086

Czech Republic (4.9%)
Moneta Money Bank AS(a)	CZK	433,257	1,761,334

Total Czech Republic			1,761,334

Georgia (4.2%)
Georgia Capital PLC(a)	GBP	174,174	1,522,830

Total Georgia			1,522,830

Mexico (2.8%)
Coca-Cola Femsa SAB de CV, ADR	USD	18,000	1,018,260

Total Mexico			1,018,260

Qatar (4.3%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	1,548,408

Total Qatar			1,548,408

Russia (1.0%)
Global Ports Investments PLC, GDR(a)	USD	100,000	356,000

Total Russia			356,000

	Currency	Shares	Value
Singapore (10.0%)
Genting Singapore, Ltd.	SGD	1,300,000	$775,708
HRnetgroup, Ltd.	SGD	2,500,000	1,466,845
Wilmar International, Ltd.	SGD	422,000	1,351,478

Total Singapore			3,594,031

South Korea (9.6%)
Innocean Worldwide, Inc.	KRW	21,000	1,121,253
Samsung C&T Corp.	KRW	7,910	974,398
Samsung SDI Co., Ltd.	KRW	2,100	1,355,633

Total South Korea			3,451,284

United Arab Emirates (5.0%)
National Central Cooling Co. PJSC	AED	2,420,622	1,818,852

Total United Arab Emirates			1,818,852

United Kingdom (4.1%)
Mondi PLC	GBP	53,600	1,486,003

Total United Kingdom			1,486,003

Vietnam (5.3%)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,000,000	1,114,048
PetroVietnam Technical Services Corp.	VND	743,080	802,484

Total Vietnam			1,916,532

TOTAL COMMON STOCKS
(Cost $30,223,214)			33,875,000

PREFERRED STOCKS (0.4%)
South Korea (0.4%)
Samsung C&T Corp.	KRW	1,296	152,942

Total South Korea			152,942

TOTAL PREFERRED STOCKS
(Cost $140,136)			152,942

TOTAL INVESTMENTS
(Cost $30,363,350) (94.3%)			$34,027,942

Cash and Other Assets, Less Liabilities (5.7%)			2,060,434
NET ASSETS (100.0%)			$36,088,376

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition
Beverages	9.7%
Banks	9.0%
Hotels, Restaurants & Leisure	8.3%
Food Products	7.2%
Media	5.7%
Industrial Conglomerates	5.1%
Marine	5.1%
Building Products	5.0%
Diversified Financial Services	4.8%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Paper & Forest Products	4.1%
Professional Services	4.1%
Electronic Equipment, Instruments & Components	3.8%
Chemicals	3.1%
Specialty Retail	2.8%
Containers & Packaging	2.4%
Independent Power and Renewable Electricity Producers	2.4%
Energy Equipment & Services	2.2%
Other Industries (each less than 1%)	1.0%
Cash and Other Assets, Less Liabilities	5.7%
Total	100%

See accompanying Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$144,265,121	$–	$–	$144,265,121
China / Hong Kong	64,944,063	369,998,029	–	434,942,092
Czech Republic	36,843,368	44,323,546	–	81,166,914
Hungary	–	79,425,079	–	79,425,079
India	28,756,000	–	–	28,756,000
Japan	–	90,241,220	–	90,241,220
Mexico	79,137,787	–	–	79,137,787
Qatar	–	31,312,771	–	31,312,771
Singapore	–	121,795,805	–	121,795,805
South Africa	80,985,581	–	–	80,985,581
South Korea	–	525,212,623	–	525,212,623
Taiwan	–	107,244,282	–	107,244,282
Thailand	–	27,398,068	–	27,398,068
United Arab Emirates	–	35,332,435	–	35,332,435
United Kingdom	–	52,675,462	–	52,675,462
Vietnam	–	40,102,593	–	40,102,593
Preferred Stocks	–	96,369,357	–	96,369,357
Total	$434,931,920	$1,621,431,270	$–	$2,056,363,190

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$2,873,380	$–	$–	$2,873,380
China / Hong Kong	2,579,039	9,949,047	–	12,528,086
Czech Republic	1,761,334	–	–	1,761,334
Georgia	1,522,830	–	–	1,522,830
Mexico	1,018,260	–	–	1,018,260
Qatar	–	1,548,408	–	1,548,408
Russia	356,000	–	–	356,000
Singapore	1,466,845	2,127,186	–	3,594,031
South Korea	–	3,451,284	–	3,451,284
United Arab Emirates	–	1,818,852	–	1,818,852
United Kingdom	–	1,486,003	–	1,486,003
Vietnam	–	1,916,532	–	1,916,532
Preferred Stocks	–	152,942	–	152,942
Total	$11,577,688	$22,450,254	$–	$34,027,942

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently Covid-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the performance of the Funds’ investments.